Income taxes - Disclosure of Current and Deferred Taxes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
OTHER COMPREHENSIVE (INCOME) LOSS
Current taxes	$ 41	$ 10
Deferred taxes	(104)	103
Total income taxes (expense) recovery	(63)	113
DEFICIT
Current taxes	5	9
Deficit	(11)	2
Total income taxes (expense) recovery	$ (6)	$ 11